PREPAID EXPENSES AND OTHER ASSETS, NET	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER ASSETS, NET

Note 6      PREPAID EXPENSES AND OTHER ASSETS, NET

	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
	$	$
Prepaid Expenses	10,889	43,158
Other receivables from third party	400,685	600,011
Prepaid expenses and other assets, net	411,574	643,169

Other receivables as of June 30, 2025 and December 31, 2024 were $411,574 and $643,169, respectively.

Other receivables include e-commerce live stream receivables for goods and e-commerce sales deposit. Other receivables from third parties primarily consist of amount due from third parties of $316,218, e-commerce live stream sales deposits of $6,672, and outstanding loans to certain employees totaling $25,604 from Xinca and $188,836 from SY Media, related to the Company’s participation in live stream events. These receivables are expected to be collected within normal payment cycles and are considered part of ongoing operations. Additionally, $1,121 relates to prior-year receivables from GZ GSI for fish sales in China. Management does not expect any collection issues.